Average Annual Total Returns - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income II Portfolio	Apr. 29, 2024
VIP Freedom Lifetime Income II Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	9.80%
Past 5 years	5.74%
Past 10 years	4.70%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0801
Average Annual Return:
Past 1 year	10.25%
Past 5 years	5.25%
Past 10 years	4.72%